Securities issued (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Securities Issued [Line Items]
Securities issued	R$ 3,572,093	R$ 1,729,436
Real estate loans pledged as collateral	3,572,093	1,729,436
Real estate credit credit bills - (LCIs)
Securities Issued [Line Items]
Securities issued	R$ 3,572,093	R$ 1,729,436